12. SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting Tables
Operating segments

  Financial information about the Company's operating segments for the three and six months ended June 30, 2012 and 2011 are as follows:

Three Months Ended June 30,
	2012	2011

Air Industries Machining
Net Sales	$11,585,000	$10,645,000
Gross Profit	2,193,000	1,878,000
Pre Tax Income	1,098,000	946,000
Assets	27,159,000	28,099,000

Nassau Tool Works
Net Sales	513,000	-
Gross Profit	199,000	-
Pre Tax Income	154,000	-
Assets	13,366,000	-

Welding Metallurgy
Net Sales	3,142,000	2,478,000
Gross Profit	1,044,000	694,000
Pre Tax Income	266,000	205,000
Assets	8,746,000	7,365,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(836,000)	(635,000)
Assets	16,860,000	9,856,000

Consolidated
Net Sales	15,240,000	13,123,000
Gross Profit	3,436,000	2,572,000
Pre Tax Income	682,000	516,000
Provision for Taxes	363,000	25,000
Net Income	319,000	491,000
Elimination of Assets	(13,860,000)	(9,922,000)
Assets	52,271,000	35,398,000

Six Months Ended June 30,
	2012	2011

Air Industries Machining
Net Sales	$23,728,000	$20,738,000
Gross Profit	4,439,000	3,635,000
Pre Tax Income	2,294,000	1,698,000
Assets	27,159,000	28,099,000

Nassau Tool Works
Net Sales	513,000	-
Gross Profit	199,000	-
Pre Tax Income	154,000	-
Assets	13,366,000	-

Welding Metallurgy
Net Sales	7,037,000	4,985,000
Gross Profit	2,069,000	1,396,000
Pre Tax Income	854,000	592,000
Assets	8,746,000	7,365,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(1,515,000)	(1,405,000)
Assets	16,860,000	9,856,000

Consolidated
Net Sales	31,278,000	25,723,000
Gross Profit	6,707,000	5,031,000
Pre Tax Income	1,787,000	885,000
Provision for Taxes	648,000	25,000
Net Income	1,139,000	860,000
Elimination of Assets	(13,860,000)	(9,922,000)
Assets	52,271,000	35,398,000